Inventories, Net - Schedule of Movement of Inventory Valuation Allowance (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Movement of Inventory Valuation Allowance [Abstract]
Balance at the beginning of the year	$ 93,037	$ 83,889
Addition	7,570	11,858
Write-offs	(2,675)	(6,589)
Foreign currency translation adjustment	(2,929)	3,879
Balance at the end of the year	$ 95,003	$ 93,037